CRYPTO CURRENCIES (Tables)	12 Months Ended
Dec. 31, 2025
CRYPTO CURRENCIES
Schedule of crypto currencies holdings

As of December 31, 2025
Crypto currencies holdings
Number of units	42,653
USDT	42,549
Crypto currencies other than USDT	104
Cost basis of crypto currencies	42,604
Fair value of crypto currencies	42,545

Schedule of activity of crypto currencies

As of December 31, 2025
Beginning balance	—
Crypto currencies received in operating activities	2,023,506
Crypto currencies received from mining site operation	1,969,336
Crypto currencies received from others	54,170
Crypto currencies paid in operating activities	(6,271,399)
Crypto currencies paid for deposit	(1,863,300)
Crypto currencies paid for maintenance fee	(1,751,275)
Crypto currencies paid for others	(2,656,824)
Crypto currencies received from financing activities	14,677,787
Crypto currencies received from hashrate loan	14,677,787
Crypto currencies paid in investing activities	(10,502,680)
Crypto currencies paid for purchase of mining site	(10,502,680)
Gain from changes in fair value of crypto currencies	115,331
Ending balance	42,545